Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 738,662	$ 0
Collectively Evaluated For Impairment	8,433,055	8,221,618
Total	9,171,717	8,221,618
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,191,443	1,233,843
Total	1,191,443	1,233,843
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	73,662	0
Collectively Evaluated For Impairment	1,129,931	1,144,815
Total	1,203,593	1,144,815
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	923,600	1,011,227
Total	923,600	1,011,227
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	665,000	0
Collectively Evaluated For Impairment	5,188,081	4,831,733
Total	$ 5,853,081	$ 4,831,733